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Private & confidential
The Directors
Penarth Master Issuer plc
35 Great St. Helen's
London EC3A 6AP
(the "Issuer")

The Directors
Bank of Scotland plc
33 Old Broad Street
London EC2N 1HZ
(in its capacity as Sponsor and Transferor,
the "Transferor")

The Directors
Penarth Receivables Trustee Limited
47 Esplanade
St Helier
Jersey JE1 0BD
(the "Receivables Trustee")

Lloyds Bank plc
10 Gresham Street
London EC2V 7AE
(the "Arranger")

Lloyds Bank plc
10 Gresham Street
London EC2V 7AE
(a "Dealer" and a "Joint Lead Manager")

Lloyds Securities Inc.
1095 Avenue of the Americas
New York, NY 10036
(a "Dealer" and a "Joint Lead Manager")

Wells Fargo Securities International Ltd
1 Plantation Place
30 Fenchurch Street
London EC3M 3BD
(a "Dealer" and a "Joint Lead Manager")

Lloyds Bank plc, Lloyd Securities Inc. and Wells Fargo Securities International Ltd are together the "Joint Lead Managers", and the "Dealers"

Our ref    cd/jm/c01335

1 April 2016
Dear Addressees
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of credit card receivables
In accordance with engagement terms which have been agreed between us, we have performed certain agreed upon procedures in relation to the proposed securitisation of the portfolio of assets described above and this letter reports on our performance of those agreed upon procedures (the "Pool AUP Letter"). This Pool AUP Letter is confidential and agreed disclosure restrictions apply.
It is your responsibility to determine the sufficiency of these procedures for your own purposes.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

The procedures performed were not intended to satisfy any criteria for due diligence published by any nationally recognised statistical rating organisation ("NRSRO").  In accordance with the agreed engagement terms, we have performed the procedures identified below.

1	Procedures performed in respect of the credit card receivables pool
We picked a sample of 459 credit card receivables (the "Sample") at random from the list of 951,014 credit card receivables to be securitised as provided to us by the Arranger in a data file on 3 February 2016. A data file containing details of the Sample, entitled "2016-02-24 Penarth KPMG Pool Audit – HARDCORE FINAL.xlsm" was made available to us by the Arranger on 24 February 2016 (the "Extraction File").  Our work was based on this Extraction File. The Extraction File contained information on 459 credit card receivables as shown by the records of the Arranger as at 3 February 2016 (the "Cut-off Date").
Limited procedures as set out in the work programme (the "Work Programme") attached as Appendix A in connection with the documentation of the Sample were carried out.
The procedures performed were applied based on the methodologies, assumptions and information provided to us by the Transferor, without verification or evaluation of such methodologies, assumptions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions or information provided to us by the Transferor, (ii) the physical existence of the credit card receivables, (iii) the reliability or accuracy of the documents provided to us by the Transferor which were used in our procedures, (iv) the adequacy of the disclosures in the Extraction File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) the enforceability of any contractual provision in the credit card receivables.

The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the credit card receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such being securitised, (iii) the compliance of the Transferor of the credit card receivables with applicable laws and regulations, or (iv) any other factor or characteristic of the credit card receivables that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

2	Findings
The findings from the agreed upon procedures are set out in Appendix B.
The following statistical interpretation can be applied to the findings set out in Appendix B:  on the basis of the number of errors identified in the Sample (as reported on the 'Errors' lines of Appendix B) it can be calculated that there is a 99% level of confidence that not more than X% of the population contains errors relating to the specified test, where X is the relevant percentage reported on the 'Statistics' line of Appendix B.
Within the Sample there are no files with missing documentation such that we were unable to perform certain tests.
Details of the errors found as a result of the agreed upon procedures, and listed in Appendix B, are set out in Appendix C.
3	General
This Pool AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date.  In relying upon this Pool AUP Letter, you agree (save as may otherwise have been expressly agreed in writing) that we have no responsibility to, and we will not, perform any work subsequent to the date of this Pool AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this Pool AUP Letter.
This Pool AUP Letter is not issued in accordance with the professional standards of the American Institute of Certified Public Accountants or the US Public Company Accounting Oversight Board. Notwithstanding anything to the contrary contained elsewhere in this engagement letter, our Pool AUP Letter may be used to help you establish a due diligence defence under Section 11 of the US Securities Act of 1933, as amended, or a defence analogous to the due diligence defence available under such section although we make no representation regarding the suitability of the Pool AUP Letter for this purpose, and our work was not undertaken for the purposes of constructing such a defence.
We will provide separately an executed Form ABS Due Diligence-15E, Certification of Provider of Third-Party Due Diligence Services for Asset-Backed Securities ("Form ABS Due Diligence-15E"), using the form made available by the US Securities and Exchange Commission ("SEC"), to which this Pool AUP Letter will be appended.  The executed Form ABS Due Diligence-15E, will be provided, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with SEC Release No. 34-72936, Nationally Recognized Statistical Rating Organizations (the "SEC Release"), pursuant to which you are required to make publicly available the findings and conclusions of any third-party due diligence report obtained.  This Pool AUP Letter alone is not to be relied on in the United States and we accept no responsibility for any use that you may make of this Pool AUP Letter alone in the United States.
The requirement to make publicly available findings and conclusions includes disclosure of the criteria against which loans were evaluated, and how the evaluated loans compared to those criteria, along with the basis for including any loans not meeting those criteria.  This is accomplished by including such information, which will include this Pool AUP Letter, in Form ABS-15G, Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934 ("Form ABS 15G"), which is required to be furnished by the Issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval ("EDGAR") system.
The Issuer, sponsor or underwriter of an asset–backed securitisation is required to maintain a website (the "Rule 17g-5 website") pursuant to paragraph (a)(3) of Rule 17g-5 of the US Code of Federal Regulations (17 CFR 240.17g-5).  The SEC Release requires any NRSRO producing a credit rating to which "third party due diligence services" relate, to publish with its rating any executed Form ABS Due Diligence-15E containing information about the relevant security or money market instrument that the NRSRO receives or obtains through a Rule 17g-5 website.  The agreed upon procedures performed by KPMG on which this Pool AUP Letter reports amount to "third party due diligence services" as defined in the SEC Release.
To facilitate a relevant NRSRO meeting this publication obligation, we are required to furnish any executed Form ABS Due Diligence-15E to any such NRSRO.  As envisaged by the SEC Release, we will do so by providing the prescribed form to the Issuer, sponsor, or underwriter of the securitisation that maintains the Rule 17g-5 website, or to any NRSRO that requests it.  In addition, the SEC Release requires that an NRSRO producing a credit rating publicly disclose each prescribed form that was posted to the Rule 17g-5 website. Such information may therefore be posted on the website of any relevant NRSRO.
Any such publicity shall take place, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with the SEC Release.  Accordingly, any party (including rating agencies and investors) obtaining access this Pool AUP Letter as appended to the executed Form ABS Due Diligence-15E or separately is not authorised by KPMG to use or rely upon the Pool AUP Letter, any such use or reliance shall take place at the relevant party's own risk and, to the fullest extent permitted by law, we will have no responsibility and will deny any liability to any such party.
Yours faithfully

KPMG LLP

Appendix A – Work Programme
We have carried out the following agreed procedures for various data attributes relating to a sample of credit card receivables drawn from the portfolio as set out below and report our findings.
The procedures we used to perform our work do not constitute an audit or review made in accordance with any generally accepted auditing or review standards and, as such, no assurance will be expressed.  We further draw attention to the fact that the scope of our work is limited, in nature and extent, and, as such will not necessarily reveal all errors or irregularities that may exist outside the scope of the Services. Had we been engaged to perform and did perform additional procedures, other matters might come to light that would be reported.  We do not make any representation regarding the sufficiency of the procedures for your purposes.

Our agreed upon procedures were performed having regard to International Standard on Related Services 4400, published by the International Auditing and Assurance Standards Board.

You are responsible for making available to us all relevant methodologies, assumptions, information and documentation in relation to which our procedures have been performed; and we have not undertaken any verification or evaluation of such methodologies, assumptions, documents and information.
We are responsible for performing the procedures set out below and reporting our findings.
We have provided you with a copy of our draft report and have discussed any queries and missing documentation with you.
Sampling approach
Sampling is a process of examining less than the total number of items in a population in order to reach a conclusion about that population.  Sampling techniques inherently assume that the sample is representative of the population as a whole.  In this engagement you have asked us to assume that the estimated error rate in the underlying population is zero and to express the results of our work at a level of 99% confidence and with 1% precision if no errors are discovered.  You have requested that we calculate the sample size necessary to provide 99% confidence with 1% precision on the basis that error rates in the receivables data are hypergeometrically distributed.  We make no representations regarding the use of, or assumptions underlying the sampling techniques.
Findings
Where an individual receivable fails a procedure in relation to a data attribute, this has been classified as one error.
Where a procedure specifies agreement to specific documentation, written evidence of amendments or additions contained in the loan file will be assumed to supersede the original documentation.
In comparing data attributes between the data tape and the specified source documentation and classing a difference as an error, you have specified that the tolerance levels set out below will apply.

Procedures

No.	Data attribute	Source	Procedure	Tolerance
1	Principal account holder signature	Application form	For each receivable check if the source is both signed and dated in the space designated for the principal account holder	None
2.1	Principal account holder date of birth	VisionPlus	For each receivable check if the principal account holder was at least 18 years old at the time of opening the account	None
2.2	Principal account holder over 18	VisionPlus	For each receivable check if the data per the Extraction File agrees to the source	None
3	Principal account holder name	Application form or VisionPlus where not available	For each receivable check if the data per the Extraction File substantially agrees to the source	None
4	UK address	VisionPlus	For each receivable check if the data per the Extraction File agrees to the source	None
5	Deceased	VisionPlus	For each receivable check if the data per the Extraction File agrees to the source	None
6	Current balance	VisionPlus	For each receivable check if the data per the Extraction File agrees to the source	None
7	Arrears	VisionPlus	For each receivable check if the data per the Extraction File agrees to the source	None
8.1	Balance Transfer annual interest rate	VisionPlus	For each receivable check if the data per the Extraction File agrees to the source	None
8.2	Cash annual interest rate	VisionPlus	For each receivable check if the data per the Extraction File agrees to the source	None
8.3	Fees annual interest rate	VisionPlus	For each receivable check if the data per the Extraction File agrees to the source	None
8.4	Purchase annual interest rate	VisionPlus	For each receivable check if the data per the Extraction File agrees to the source	None
8.5	Retail annual interest rate	VisionPlus	For each receivable check if the data per the Extraction File agrees to the source	None
8.6	Expired balance transfer annual interest rate	VisionPlus	For each receivable check if the data per the Extraction File agrees to the source	None

		Errors	7	0	0	1	0	0	0	0	0	0	0	0	0	0	8
		Statistics	3.45%	1.00%	1.00%	1.44%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Sample number	Agreement ID	Status															Error	Missing
5		Error	E														1	0
16		Error	E														1	0
68		Error				E											1	0
162		Error	E														1	0
191		Error	E														1	0
217		Error	E														1	0
256		Error	E														1	0
292		Error	E														1	0

Appendix C - Errors

The following list shows the details of the errors set out in Appendix B.

Errors
Sample Number	Agreement ID	Test	Error
5		Principal account holder signature - Application Form	No signature present on application form
16		Principal account holder signature - Application Form	No signature present on application form
68		Principal account holder name - Application form or VisionPlus where not available	Name per application form does not match name per system
162		Principal account holder signature - Application Form	No signature present on application form
191		Principal account holder signature - Application Form	No signature present on application form
217		Principal account holder signature - Application Form	No signature present on application form
256		Principal account holder signature - Application Form	No signature present on application form
292		Principal account holder signature - Application Form	No signature present on application form